Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Summary of Trade and Other Payables

	December 31,
	2022	2021
	£000s	£000s
Trade payables	3,186	4,065
Social security and other taxes	467	318
Accruals and other payables	8,391	6,215
Corporate income tax payable	589	185
Total trade and other payables	12,633	10,783